Subsequent Events (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	9 Months Ended	0 Months Ended			9 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Oct. 25, 2013 Subsequent Event [Member]	Aug. 14, 2013 Subsequent Event [Member]		Sep. 30, 2013 Subsequent Event [Member]	Oct. 18, 2013 Tender Rig T16 [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Payments for legal settlements, net of tax						$ 22.1
Purchase price							200
Debt assumed							93
Shares issued to acquire business							$ 107
Business Acquisition, Cost of Acquired Entity, Shares Issued							3,310,622
Distribution per unit (in dollars per unit)	$ 0.4175 [1]	$ 0.4175 [1]	$ 0.4275	$ 0.4275	[2]

[1]	Refers to cash distribution declared and paid during the period.
[2]	Refers to cash distribution declared and paid subsequent to the period end.